The details of policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
The details of policy reserves [Line Items]
Premium reserve	₩ 23,328,109	₩ 21,295,963
Guarantee reserve	62,444	55,709
Unearned premium reserve	1,019	844
Reserve for outstanding claims	1,085,765	978,669
Interest rate difference guarantee reserve	2,451	2,058
Mortality gains reserve	13,136	11,713
Interest gains reserve	18,751	17,645
Long term duration dividend reserve	70	68
Reserve for policyholder’s profit dividend	2,374	2,862
Reserve for losses on dividend insurance contract	1,245	1,334
Policy reserve, total	24,515,364	22,366,865
Individual insurance
The details of policy reserves [Line Items]
Premium reserve	23,295,514	21,257,889
Guarantee reserve	62,444	55,709
Unearned premium reserve	367	379
Reserve for outstanding claims	1,059,697	948,881
Interest rate difference guarantee reserve	2,451	2,058
Mortality gains reserve	13,131	11,709
Interest gains reserve	18,751	17,645
Long term duration dividend reserve	70	68
Reserve for policyholder’s profit dividend	2,374	2,862
Reserve for losses on dividend insurance contract	1,245	1,334
Policy reserve, total	24,456,044	22,298,534
Pure endowment
The details of policy reserves [Line Items]
Premium reserve	5,343,670	4,848,027
Guarantee reserve	11,678	11,265
Unearned premium reserve	3	3
Reserve for outstanding claims	98,596	79,017
Interest rate difference guarantee reserve	2,280	1,882
Mortality gains reserve	7,736	6,212
Interest gains reserve	18,463	17,356
Long term duration dividend reserve	59	56
Reserve for policyholder’s profit dividend	2,374	2,862
Reserve for losses on dividend insurance contract	1,245	1,334
Policy reserve, total	5,486,104	4,968,014
Death
The details of policy reserves [Line Items]
Premium reserve	10,628,661	9,451,671
Guarantee reserve	50,615	44,288
Unearned premium reserve	364	376
Reserve for outstanding claims	784,535	714,129
Interest rate difference guarantee reserve	159	163
Mortality gains reserve	5,195	5,275
Interest gains reserve	268	268
Long term duration dividend reserve	10	10
Reserve for policyholder’s profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	11,469,807	10,216,180
Endowment
The details of policy reserves [Line Items]
Premium reserve	7,323,183	6,958,191
Guarantee reserve	151	156
Unearned premium reserve	0	0
Reserve for outstanding claims	176,566	155,735
Interest rate difference guarantee reserve	12	13
Mortality gains reserve	200	222
Interest gains reserve	20	21
Long term duration dividend reserve	1	2
Reserve for policyholder’s profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	7,500,133	7,114,340
Group insurance
The details of policy reserves [Line Items]
Premium reserve	32,595	38,074
Guarantee reserve	0	0
Unearned premium reserve	652	465
Reserve for outstanding claims	26,068	29,788
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	5	4
Interest gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder’s profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	59,320	68,331
Pure protection
The details of policy reserves [Line Items]
Premium reserve	32,538	37,777
Guarantee reserve	0	0
Unearned premium reserve	652	465
Reserve for outstanding claims	26,068	29,788
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	5	4
Interest gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder’s profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	59,263	68,034
Savings
The details of policy reserves [Line Items]
Premium reserve	57	297
Guarantee reserve	0	0
Unearned premium reserve	0	0
Reserve for outstanding claims	0	0
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	0	0
Interest gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder’s profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	₩ 57	₩ 297